Share and Unit-Based Plans:	12 Months Ended
Dec. 31, 2010
Share and Unit-Based Plans:
Share and Unit-Based Plans:

20. Share and Unit-Based Plans:

        The Company has established share and unit-based compensation plans for the purpose of attracting and retaining executive officers, directors and key employees.

  2003 Equity Incentive Plan:

        The 2003 Equity Incentive Plan ("2003 Plan") authorizes the grant of stock awards, stock options, stock appreciation rights, stock units, stock bonuses, performance based awards, dividend equivalent rights and operating partnership units or other convertible or exchangeable units. As of December 31, 2010, stock awards, stock units, LTIP Units (as defined below), stock appreciation rights ("SARs") and stock options have been granted under the 2003 Plan. All stock options or other rights to acquire common stock granted under the 2003 Plan have a term of 10 years or less. These awards were generally granted based on certain performance criteria for the Company and the employees. None of the awards have performance requirements other than a service condition of continued employment unless otherwise provided. All awards are subject to restrictions determined by the Company's compensation committee. The aggregate number of shares of common stock that may be issued under the 2003 Plan is 13,825,428 shares. As of December 31, 2010, there were 8,931,222 shares available for issuance under the 2003 Plan.

  Stock Awards:

        The value of the stock awards was determined by the market price of the common stock on the date of the grant. The following table summarizes the activity of non-vested stock awards during the years ended December 31, 2010, 2009 and 2008:

	2010		2009		2008
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Balance at beginning of year	126,137	$69.53	275,181	$74.68	336,072	$77.21
Granted	11,664	38.58	6,500	8.21	127,272	61.17
Vested	(74,143)	78.48	(155,077)	76.09	(182,510)	70.06
Forfeited	(307)	61.17	(467)	70.19	(5,653)	70.04

Balance at end of year	63,351	$53.69	126,137	$69.53	275,181	$74.68

  Stock Units:

        The stock units represent the right to receive upon vesting one share of the Company's common stock for one stock unit. The value of the outstanding stock units was determined by the market price of the Company's common stock on the date of the grant. The following table summarizes the activity of non-vested stock units during the years ended December 31, 2010 and 2009:

	2010		2009
	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Balance at beginning of year	1,567,597	$7.17	—	$—
Granted	—	—	1,600,002	7.17
Vested	(529,048)	7.17	(32,405)	7.17
Forfeited	—	—	—	—

Balance at end of year	1,038,549	$7.17	1,567,597	$7.17

  SARs:

        The SARs vest on March 15, 2011. Once the SARs have vested, the executive will have up to 10 years from the grant date to exercise the SARs. Upon exercise, the executives will receive unrestricted common shares for the appreciation in value of the SARs from the grant date to the exercise date. The Company measured the grant date value of each SAR to be $7.68 using the Black-Scholes Option Pricing Model based upon the following assumptions: volatility of 22.52%, dividend yield of 5.23%, risk free rate of 3.15%, current value of $61.17 and an expected term of 8 years. The assumptions for volatility and dividend yield were based on the Company's historical experience as a publicly traded company, the current value was based on the closing price on the date of grant and the risk free rate was based upon the interest rate of the 10-year treasury bond on the date of grant.

        The following table summarizes the activity of non-vested SARs awards during the years ended December 31, 2010, 2009 and 2008:

	2010		2009		2008
	SARs	Weighted Average Grant Date Fair Value	SARs	Weighted Average Grant Date Fair Value	SARs	Weighted Average Grant Date Fair Value
Balance at beginning of year	1,135,397	$7.51	1,228,384	$7.68	—	$—
Granted	—	—	29,000	1.17	1,257,134	7.68
Vested	—	—	(91,050)	7.68	—	—
Forfeited	(76,275)	7.68	(30,937)	7.68	(28,750)	7.68

Balance at end of year	1,059,122	$7.51	1,135,397	$7.51	1,228,384	$7.68

  Long-Term Incentive Plan Units:

        Under the Long-Term Incentive Plan ("LTIP"), each award recipient is issued a form of operating partnership units ("LTIP Units") in the Operating Partnership. Upon the occurrence of specified events and subject to the satisfaction of applicable vesting conditions, LTIP Units are ultimately redeemable for common stock, or cash at the Company's option, on a one-unit for one-share basis. LTIP Units receive cash dividends based on the dividend amount paid on the common stock. The LTIP provides for both market-indexed awards and service-based awards.

        The market-indexed LTIP Units vest based on the percentile ranking of the Company in terms of total return to stockholders (the "Total Return") per common stock share relative to the Total Return of a group of peer REITs, as measured in accordance with the award agreement. The service-based LTIP Units vest straight-line over the service period. The compensation cost is recognized under the graded attribution method for market-indexed LTIP awards and the straight-line method for the serviced based LTIP awards.

        The fair value of the market-based LTIP Units is estimated on the date of grant using a Monte Carlo Simulation model. The stock price of the Company, along with the stock prices of the group of peer REITs (for market-indexed awards), is assumed to follow the Multivariate Geometric Brownian Motion Process. Multivariate Geometric Brownian Motion is a common assumption when modeling in financial markets, as it allows the modeled quantity (in this case, the stock price) to vary randomly from its current value and take any value greater than zero. The volatilities of the returns on the share price of the Company and the peer group REITs were estimated based on a look-back period. The expected growth rate of the stock prices over the "derived service period" is determined with consideration of the risk free rate as of the grant date.

        The following table summarizes the activity of non-vested LTIP Units during the years ended December 31, 2010, 2009 and 2008:

	2010		2009		2008
	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Balance at beginning of year	252,940	$55.50	299,350	$57.02	187,387	$55.90
Granted	232,632	48.89	—	—	118,780	61.17
Vested	(213,346)	54.45	(46,410)	65.29	(6,817)	89.21
Forfeited	—	—	—	—	—	—

Balance at end of year	272,226	$50.68	252,940	$55.50	299,350	$57.02

  Stock Options:

        The following table summarizes the activity of stock options for the years ended December 31, 2010, 2009 and 2008:

	2010		2009		2008
	Options	Weighted Average Grant Date Fair Value	Options	Weighted Average Grant Date Fair Value	Options	Weighted Average Grant Date Fair Value
Balance at beginning of year	102,500	$81.10	102,500	$81.10	102,500	$81.10
Granted	—	—	—	—		—
Exercised	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—

Balance at end of year	102,500	$81.10	102,500	$81.10	102,500	$81.10

        At December 31, 2010, all the stock options were fully vested. The weighted average remaining contractual life for the stock options outstanding was six and a half years.

  Directors' Phantom Stock Plan:

        The Directors' Phantom Stock Plan offers non-employee members of the board of directors ("Directors") the opportunity to defer their cash compensation and to receive that compensation in common stock rather than in cash after termination of service or a predetermined period. Compensation generally includes the annual retainers payable by the Company to the Directors. Deferred amounts are generally credited as units of phantom stock at the beginning of each three-year deferral period by dividing the present value of the deferred compensation by the average fair market value of the Company's common stock at the date of award. Compensation expense related to the phantom stock award was determined by the amortization of the value of the stock units on a straight-line basis over the applicable three-year service period. The stock units (including dividend equivalents) vest as the Directors' services (to which the fees relate) are rendered. Vested phantom stock units are ultimately paid out in common stock on a one-unit for one-share basis. To the extent elected by a director, stock units receive dividend equivalents in the form of additional stock units based on the dividend amount paid on the common stock. The aggregate number of phantom stock units that may be granted under the Directors' Phantom Stock Plan is 500,000. As of December 31, 2010, there were 276,390 units available for grant under the Directors' Phantom Stock Plan. As of December 31, 2010, there was no unrecognized cost related to non-vested phantom stock units.

        The following table summarizes the activity of the non-vested phantom stock units for the years ended December 31, 2010, 2009 and 2008:

	2010		2009		2008
	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Balance at beginning of year	—	$—	3,209	$83.88	6,419	$83.86
Granted	54,602	35.33	25,036	14.99	11,234	34.17
Vested	(24,819)	36.72	(28,245)	22.82	(14,444)	45.21
Forfeited	—	—	—	—	—	—

Balance at end of year	29,783	$34.18	—	$—	3,209	$83.88

  Employee Stock Purchase Plan ("ESPP"):

        The ESPP authorizes eligible employees to purchase the Company's common stock through voluntary payroll deduction made during periodic offering periods. Under the ESPP plan, common stock is purchased at a 10% discount from the lesser of the fair value of common stock at the beginning and ending of the offering period. A maximum of 750,000 shares of common stock is available for purchase under the ESPP. The number of shares available for future purchase under the plan at December 31, 2010 was 625,094.

  Other Share-Based Plans:

        Prior to the adoption of the 2003 Plan, the Company had several other share-based plans. Under these plans, 20,000 stock options were outstanding as of December 31, 2010. No additional shares may be issued under these plans. All stock options outstanding under these plans were fully vested as of December 31, 2005. As of December 31, 2010, all of the outstanding shares are exercisable at a weighted average price of $28.68. The weighted average remaining contractual life for options outstanding and exercisable was one and a half years.

  Compensation:

        The following summarizes the compensation cost under the share and unit-based plans:

	2010	2009	2008
LTIP units	$12,780	$3,800	$6,443
Stock awards	3,086	6,964	11,577
Stock units	8,048	3,291	—
Stock options	402	596	596
SARs	2,318	2,669	2,605
Phantom stock units	911	643	653

	$27,545	$17,963	$21,874

        On February 25, 2009, the Company reduced its workforce by 142 employees out of a total of approximately 2,845 regular and temporary employees. This reduction in workforce was a result of the Company's review and realignment of its strategic priorities, including its expectation of reduced development and redevelopment activity in the near future. As part of the plan, the Company accelerated the vesting of the share and unit-based awards of certain terminated employees. As a result of the modification of the awards, the Company recorded a reduction in compensation cost of $487.

        On March 26, 2010, as part of a separation agreement with a former executive, the Company modified the terms of the awards of 83,794 stock units and 5,109 LTIP Units granted under the LTIP. In addition, on September 14, 2010, as part of a separation agreement with another former executive, the Company modified the terms of the awards of 37,242 stock units, 2,385 stock awards and 40,000 SARs then outstanding. As a result of these modifications, the Company recognized an additional $5,281 of compensation cost during the year ended December 31, 2010.

        The Company capitalized share and unit-based compensation costs of $12,713, $9,868 and $10,224 for the years ended December 31, 2010, 2009 and 2008, respectively.

        The fair value of the stock awards and stock units that vested during the years ended December 31, 2010, 2009 and 2008 was $23,469, $2,217 and $12,787, respectively. Unrecognized compensation cost of share and unit-based plans at December 31, 2010 consisted of $1,483 from LTIP awards, $805 from stock awards, $3,929 from stock units and $526 from SARs.